Trade payables	12 Months Ended
Dec. 31, 2020
Trade payables
Trade payables

24       Trade payables

	At December 31,
	2020	2019
Non-current
Trade payable with suppliers	9,162	798
	9,162	798
Current
Trade payables with suppliers	146,907	145,740
Trade payables with related parties (Note 27)	3,945	3,017
	150,852	148,757

Fair value of trade payables does not materially differ from book value.